Share-Based Payments - Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2017 CAD year	Dec. 31, 2016 CAD year
Share-Based Payment Arrangements [Abstract]
Risk-free interest rate	1.30%	0.90%
Expected volatility	31.70%	32.30%
Expected dividend yield	4.00%	4.00%
Expected life of the option (in years) | year	6.3	6.3
Exercise price (in CAD per share) | CAD	CAD 48.20	CAD 40.16